INTERESTS IN JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Interests In Joint Arrangements [Abstract]
Disclosure of interests in joint arrangements [text block]
NOTE 16. INTERESTS IN JOINT ARRANGEMENTS

Investments and contributions made

On May 31, 2016, Inversiones Arauco Internacional Limitada, Arauco’s subsidiary, acquired 50% of the shares of Tableros de Fibras S.A, a Spanish subsidiary of SONAE INDUSTRIA, SGPS, S.A. (“Sonae”), which as of such date changed its name to “Sonae Arauco S.A.”. The price paid by Arauco for the acquisition of 50% of the shares of Sonae Arauco was the amount of €137,500,000 (equivalent to ThU.S.$153,135 at the acquisition date). This transaction generated a goodwill of ThU.S.$36,190, as shown in the Consolidated Statements of Financial Position as part of the investment.

Sonae Arauco produces and sales wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of 2 panel plants and one sawmill in Spain; 2 panel plants and one resin plant in Portugal; 4 panel plants in Germany and 2 panel plants in South Africa.

In the aggregate, the production capacity of Sonae Arauco is of approximately 1.4 million m3 of MDF, 2.1 million m3 of particleboard, 486,000 m3 of OSB and 50,000 m3 of sawn timber.

As of December 31, 2017 and 2016, Arauco has not carried out any contributions to Uruguayan companies Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A.

The investments in Uruguay qualify as a joint operation. In relation to “other rights and contractual conditions”, the joint operation has the primary objective of providing the parties an output. As established in the “Pulp Supply Agreement”, both Arauco and its partner have the obligation to acquire 100% of the yearly pulp produced by the joint operation. Arauco has recognized the assets, liabilities, income and expenses associated with its interest ownership, as of January 1, 2013, pursuant to IFRS 11.

Furthermore, Arauco holds a 50% ownership interest in Unilin Arauco Pisos Laminados Ltda., a Brazilian company, and in Eka Chile S.A. (“Eka”), a company that sells sodium chlorate to cellulose plants in Chile. There is a contractual agreement with these companies whereby Arauco has engaged in an economic activity subject to common control, which is classified as a joint venture.

The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2017		12-31-2016
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	202,669	186,626	173,258	182,834
Non-current	2,076,255	586,034	2,131,266	735,679
Equity		1,506,264		1,386,011
Total Joint Arrangement	2,278,924	2,278,924	2,304,524	2,304,524
Investment	753,132		693,006

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	768,508	680,819
Expenses	(650,174)	(618,387)
Joint Arrangement Net Income (Loss)	118,334	62,432

	12-31-2017		12-31-2016
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	33,012	22,582	23,745	21,039
Non-current	174,943	2,314	178,236	1,381
Equity		183,059		179,561
Total Joint Arrangement	207,955	207,955	201,981	201,981
Investment	91,530		89,781

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	15,113	8,443
Expenses	(9,926)	(2,876)
Joint Arrangement Net Income (Loss)	5,187	5,567

	12-31-2017		12-31-2016
	Assets	Liabilities	Assets	Liabilities
Eufores S.A.(consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	183,175	180,298	178,644	200,525
Non-current	612,187	7,948	604,736	23,052
Equity		607,116		559,803
Total Joint Arrangement	795,362	795,362	783,380	783,380
Investment	303,558		279,902

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	336,705	296,927
Expenses	(286,616)	(280,054)
Joint Arrangement Net Income (Loss)	50,089	16,873

	12-31-2017		12-31-2016
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,105	97,233	4,397	82,331
Non-current	483,884	43,180	492,815	63,021
Equity		349,576		351,860
Total Joint Arrangement	489,989	489,989	497,212	497,212
Investment	174,788		175,930

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	22,129	31,042
Expenses	(24,413)	(25,966)
Joint Arrangement Net Income (Loss)	(2,284)	5,076

The following tables set forth summarized financial information of the more significant interests in joint ventures:

	12-31-2017		12-31-2016
	Assets	Liabilities	Assets	Liabilities
Unilin Arauco Pisos Ltda.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	7,270	4,461	7,900	3,549
Non-current	5,535	28	5,094	18
Equity		8,316		9,427
Total Joint Arrangement	12,805	12,805	12,994	12,994
Investment	4,158		4,714

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	17,910	1,305
Expenses	(18,736)	(1,974)
Joint Arrangement Net Income (Loss)	(826)	(669)
Other comprehensive income	-	-
Comprehensive income	(826)	(669)
Dividends	-	-

	12-31-2017		12-31-2016
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	18,876	5,388	15,817	4,348
Non-current	32,040	5,054	31,690	5,021
Equity		40,474		38,138
Total Joint Arrangement	50,916	50,916	47,507	47,507
Investment	20,237		19,069

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	43,678	48,276
Expenses	(40,111)	(44,045)
Joint Arrangement Net Income (Loss)	3,567	4,231
Other comprehensive income	-	-
Comprehensive income	3,567	4,231
Dividends	-	-

	12-31-2017		12-31-2016
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	265,578	235,676	223,145	213,228
Non-current	664,689	323,770	616,467	312,404
Equity		370,821		313,980
Total Joint Arrangement	930,267	930,267	839,612	839,612
Net assets	151,920		120,800
Net asset adjustment (Goodwill)	33,491		36,190
Investment	185,411		156,990

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	976,936	507,179
Expenses	(954,979)	(495,560)
Joint Arrangement Net Income (Loss)	21,957	11,619
Other comprehensive income	-	-
Comprehensive income	21,957	11,619
Dividends	-	-